Credit Risk Mitigation Position	9 Months Ended
Sep. 30, 2022
Credit Risk Mitigation Position Disclosure [Abstract]
Credit risk mitigation position
8	Credit risk mitigation position

	December 31, 2021	September 30, 2022
	RMB	RMB

Balance at the beginning of the year/period	1,209,729,138	1,348,449,426
Increase during the year/period	1,203,458,816	774,322,489
Decrease during the year/period	(1,052,004,847)	(713,207,923)
Confiscation during the year/period	(12,733,681)	(47,592,378)

Balance at the end of the year/period	1,348,449,426	1,361,971,614

Under the collaboration model, the Group collaborates with sales partners who are dedicated to introduce the Group’s loan services to prospective borrowers. The sales partners need to place security deposits ranging from 10%-25% of the loans issued to the borrowers introduced by them (such contribution, the “credit risk mitigation position”) to the Group. The credit risk mitigation position will be transferred into an account designated by the Group and is fully refundable upon repayment of the loan the credit risk mitigation position is associated with.